Incentive Compensation Units - Fair Value Inputs (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.00%
Risk-free rate	1.40%	0.34%	1.31%
Expected holding period (years)		3 months 18 days	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		30.00%	27.00%
Expected holding period (years)	6 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		42.00%	34.00%
Expected holding period (years)	2 years 6 months 7 days